N-2	Dec. 27, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	PROSPECT CAPITAL CORPORATION
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:	Series A5 Shares	Series M5 Shares
Sales Load (as a percentage of offering price)	10.00%(1)	3.00%(2)
Offering expenses borne by the Company (as a percentage of offering price)	1.50%(3)	1.50%(3)
Preferred Stock Dividend reinvestment plan expenses (4)	None	None
Total stockholder transaction expenses (as a percentage of offering price):	11.50%	4.50%
Annual expenses (as a percentage of net assets attributable to common stock):
Management fees (5)	5.55%
Incentive fees payable under Investment Advisory Agreement (20% of realized capital gains and 20% of pre-incentive fee net investment income) (6)	1.82%
Total advisory fees	7.37%
Total interest expenses (7)	6.82%
Other expenses (8)	1.41%
Total annual expenses (6)(8)	15.60%
Dividends on Preferred Stock(9)	4.10%
Total annual expenses after dividends on Preferred Stock (10)	19.70%
(1)    Includes up to a 7.0% selling commission on the $25.00 per share (the “Stated Value”) paid by the Company and a dealer manager fee equal to 3.0% of the Stated Value paid by the Company. Reductions in selling commissions will be reflected in reduced public offering prices as described in the “Plan of Distribution” section of the Prospectus Supplement and the net proceeds to us will generally not be impacted by such reductions; therefore, we will bear a reduction in net proceeds to us up to 7.0% of the Stated Value on all Series A5 Shares although the selling commission compensation paid by us to our dealer manager may represent less than 7.0% of the Stated Value. We may, through the Holder Optional Redemption Fee applicable to holders of the Series A5 Shares, effectively recoup a portion of the Sales Load if stockholders exercise a Holder Optional Redemption of their Series A5 Shares prior to the 5-year anniversary of the original issue date. The Holder Optional Redemption Fee is 10.00% of the maximum public offering price disclosed herein prior to the third anniversary of the issuance of such Series A5 Shares, 8.00% of the maximum public offering price disclosed herein on or after the third anniversary but prior to the fourth anniversary, 5.00% of the maximum public offering price disclosed herein on or after the fourth anniversary but prior to the fifth anniversary and 0.00% on or after the fifth anniversary.

(2)    Includes a dealer manager fee equal to 3.0% of the Stated Value paid by the Company.
(3)    The selling commission and dealer manager fee, when combined with organization and offering expenses (including due diligence expenses and fees for establishing servicing arrangements for new stockholder accounts), are not expected to exceed 11.5% of the gross offering proceeds. Our Board of Directors may, in its discretion, authorize the Company to incur underwriting and other offering expenses in excess of 11.5% of the gross offering proceeds. In no event will the combined selling commission, dealer manager fee and offering expenses exceed FINRA’s limit on underwriting and other offering expenses.

(4)    The expenses of the Preferred Dividend Reinvestment Plan are included in “other expenses.” See “Capitalization” in the Prospectus Supplement.

(5)    Our base management fee is 2% of our gross assets (which include any amount borrowed, i.e., total assets without deduction for any liabilities, including any borrowed amounts for non-investment purposes, for which purpose we have not and have no intention of borrowing). Although no plans are in place to borrow the full amount under our line of credit, assuming that we borrowed $2.1 billion, the 2% management fee of gross assets equals approximately 5.55% of net assets.

(6)    Based on our net investment income and realized capital gains, less realized and unrealized capital losses, earned on our portfolio for the three months ended September 30, 2024, all of which consisted of an income incentive fee. This historical amount has been adjusted to reflect the issuance of 96,187,000 shares of preferred stock. The capital gain incentive fee is paid without regard to pre-incentive fee income. For a more detailed discussion of the calculation of the two-part incentive fee, see “Management Services-Investment Advisory Agreement” in the prospectus.

(7)    As of September 30, 2024, we had $1.7 billion outstanding of Unsecured Notes (as defined below) in various maturities, ranging from February 15, 2025 to March 15, 2052, and interest rates, ranging from 2.25% to 8.00%, some of which are convertible into shares of the Company’s common stock at various conversion rates.

(8)    “Other expenses” are based on estimated amounts for the current fiscal year. The amount shown above represents annualized expenses during our three months ended September 30, 2024 representing all of our estimated recurring operating expenses (except fees and expenses reported in other items of this table) that are deducted from our operating income and reflected as expenses in our Statement of Operations. The estimate of our overhead expenses, including payments under an administration agreement with Prospect Administration, or the Administration Agreement is based on our projected allocable portion of overhead and other expenses incurred by Prospect Administration in performing its obligations under the Administration Agreement. See “Business-Management Services-Administration Agreement” in the applicable prospectus.

(9)    Based on the 5.50% per annum dividend rate applicable to the Series A1 Shares, M1 Shares, M2 Shares, AA1 Shares, MM1 Shares, and A2 Shares. Also based on the 5.35% per annum dividend rate applicable to the A Shares. Also based on the 6.50% per annum dividend rate applicable to the Series A3 Shares, M3 Shares, AA2 Shares, and MM2 Shares, the 6.50% annualized dividend rate applicable to Floating Rate Shares based on the floating rate as of December 24, 2024 and the 7.50% per annum dividend rate applicable to the Series A5 Shares and M5 Shares. Other series of preferred stock, including other series of preferred stock being sold in different offerings, may bear different annual dividend rates. No dividend will be paid on shares of Preferred Stock after they have been converted to shares of common stock.

(10)    The indirect expenses associated with the Company’s investments in collateralized loan obligations are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Company’s total annual expenses would have been 16.02%, or 20.12% after dividends on preferred stock.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Stockholder transaction expenses:	Series A5 Shares	Series M5 Shares
Sales Load (as a percentage of offering price)	10.00%(1)	3.00%(2)
Offering expenses borne by the Company (as a percentage of offering price)	1.50%(3)	1.50%(3)
Preferred Stock Dividend reinvestment plan expenses (4)	None	None
Total stockholder transaction expenses (as a percentage of offering price):	11.50%	4.50%
Annual expenses (as a percentage of net assets attributable to common stock):
Management fees (5)	5.55%
Incentive fees payable under Investment Advisory Agreement (20% of realized capital gains and 20% of pre-incentive fee net investment income) (6)	1.82%
Total advisory fees	7.37%
Total interest expenses (7)	6.82%
Other expenses (8)	1.41%
Total annual expenses (6)(8)	15.60%
Dividends on Preferred Stock(9)	4.10%
Total annual expenses after dividends on Preferred Stock (10)	19.70%
(1)    Includes up to a 7.0% selling commission on the $25.00 per share (the “Stated Value”) paid by the Company and a dealer manager fee equal to 3.0% of the Stated Value paid by the Company. Reductions in selling commissions will be reflected in reduced public offering prices as described in the “Plan of Distribution” section of the Prospectus Supplement and the net proceeds to us will generally not be impacted by such reductions; therefore, we will bear a reduction in net proceeds to us up to 7.0% of the Stated Value on all Series A5 Shares although the selling commission compensation paid by us to our dealer manager may represent less than 7.0% of the Stated Value. We may, through the Holder Optional Redemption Fee applicable to holders of the Series A5 Shares, effectively recoup a portion of the Sales Load if stockholders exercise a Holder Optional Redemption of their Series A5 Shares prior to the 5-year anniversary of the original issue date. The Holder Optional Redemption Fee is 10.00% of the maximum public offering price disclosed herein prior to the third anniversary of the issuance of such Series A5 Shares, 8.00% of the maximum public offering price disclosed herein on or after the third anniversary but prior to the fourth anniversary, 5.00% of the maximum public offering price disclosed herein on or after the fourth anniversary but prior to the fifth anniversary and 0.00% on or after the fifth anniversary.

(2)    Includes a dealer manager fee equal to 3.0% of the Stated Value paid by the Company.
(3)    The selling commission and dealer manager fee, when combined with organization and offering expenses (including due diligence expenses and fees for establishing servicing arrangements for new stockholder accounts), are not expected to exceed 11.5% of the gross offering proceeds. Our Board of Directors may, in its discretion, authorize the Company to incur underwriting and other offering expenses in excess of 11.5% of the gross offering proceeds. In no event will the combined selling commission, dealer manager fee and offering expenses exceed FINRA’s limit on underwriting and other offering expenses.

(4)    The expenses of the Preferred Dividend Reinvestment Plan are included in “other expenses.” See “Capitalization” in the Prospectus Supplement.

(5)    Our base management fee is 2% of our gross assets (which include any amount borrowed, i.e., total assets without deduction for any liabilities, including any borrowed amounts for non-investment purposes, for which purpose we have not and have no intention of borrowing). Although no plans are in place to borrow the full amount under our line of credit, assuming that we borrowed $2.1 billion, the 2% management fee of gross assets equals approximately 5.55% of net assets.

(6)    Based on our net investment income and realized capital gains, less realized and unrealized capital losses, earned on our portfolio for the three months ended September 30, 2024, all of which consisted of an income incentive fee. This historical amount has been adjusted to reflect the issuance of 96,187,000 shares of preferred stock. The capital gain incentive fee is paid without regard to pre-incentive fee income. For a more detailed discussion of the calculation of the two-part incentive fee, see “Management Services-Investment Advisory Agreement” in the prospectus.

(7)    As of September 30, 2024, we had $1.7 billion outstanding of Unsecured Notes (as defined below) in various maturities, ranging from February 15, 2025 to March 15, 2052, and interest rates, ranging from 2.25% to 8.00%, some of which are convertible into shares of the Company’s common stock at various conversion rates.

(8)    “Other expenses” are based on estimated amounts for the current fiscal year. The amount shown above represents annualized expenses during our three months ended September 30, 2024 representing all of our estimated recurring operating expenses (except fees and expenses reported in other items of this table) that are deducted from our operating income and reflected as expenses in our Statement of Operations. The estimate of our overhead expenses, including payments under an administration agreement with Prospect Administration, or the Administration Agreement is based on our projected allocable portion of overhead and other expenses incurred by Prospect Administration in performing its obligations under the Administration Agreement. See “Business-Management Services-Administration Agreement” in the applicable prospectus.

(9)    Based on the 5.50% per annum dividend rate applicable to the Series A1 Shares, M1 Shares, M2 Shares, AA1 Shares, MM1 Shares, and A2 Shares. Also based on the 5.35% per annum dividend rate applicable to the A Shares. Also based on the 6.50% per annum dividend rate applicable to the Series A3 Shares, M3 Shares, AA2 Shares, and MM2 Shares, the 6.50% annualized dividend rate applicable to Floating Rate Shares based on the floating rate as of December 24, 2024 and the 7.50% per annum dividend rate applicable to the Series A5 Shares and M5 Shares. Other series of preferred stock, including other series of preferred stock being sold in different offerings, may bear different annual dividend rates. No dividend will be paid on shares of Preferred Stock after they have been converted to shares of common stock.

(10)    The indirect expenses associated with the Company’s investments in collateralized loan obligations are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Company’s total annual expenses would have been 16.02%, or 20.12% after dividends on preferred stock.

Management Fees [Percent]	5.55%
Interest Expenses on Borrowings [Percent]	6.82%
Dividend Expenses on Preferred Shares [Percent]	4.10%
Incentive Fees [Percent]	1.82%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.41%
Total Annual Expenses [Percent]	19.70%
Expense Example [Table Text Block]
Example

The following table demonstrates the projected dollar amount of cumulative expenses we would pay out of net assets and that you would indirectly bear over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we have issued $0.9 billion in preferred stock paying dividends of 5.50% per annum, $0.7 billion in preferred stock paying dividends of 6.50% per annum, $0.2 billion in preferred stock paying dividends of a floating rate (assuming 6.50% annualized, based on the floating rate as of December 24, 2024), $0.5 billion in preferred stock paying dividends of 7.50% per annum, in addition to our $0.15 billion of preferred stock paying dividends of 5.35% per annum, and that we have borrowed $2.1 billion under our credit facility, which is the maximum amount available under the credit facility with the current levels of other debt, in addition to our other indebtedness of $1.7 billion, and that our annual operating expenses would remain at the levels set forth in the table above and that we would pay the costs shown in the table above.

	1 Year	3 Years	5 Years	10 Years
A5 Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio*	$240	$510	$715	$1036
M5 Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio*	$203	$486	$701	$1038
A5 Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio**	$250	$530	$737	$1051
M5 Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio**	$213	$506	$724	$1053

* Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation on our portfolio.
** Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee).

While the example assumes, as required by the SEC, a 5% annual return on our portfolio, our performance will vary and may result in a return greater or less than 5%. The income incentive fee under our Investment Advisory Agreement with Prospect Capital Management is unlikely to be material assuming a 5% annual return on our portfolio and is not included in the example. If we achieve sufficient returns on our portfolio, including through the realization of capital gains, to trigger an incentive fee of a material amount, our distributions to our common stockholders and our expenses would likely be higher. In addition, while the example assumes reinvestment of all dividends and other distributions at NAV, common stockholders that participate in our common stock dividend reinvestment plan will receive a number of shares of our common stock determined by dividing the total dollar amount of the distribution payable to a participant by 95% of the market price per share of our common stock at the close of trading on the valuation date for the distribution.

This example and the expenses in the table above should not be considered a representation of our future expenses. Actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]
FEES AND EXPENSES

The following tables are intended to assist you in understanding the costs and expenses that an investor in shares of common stock will bear directly or indirectly in the offering. The sales load and offering expenses shown in the table below will be paid for by the Company and will be indirectly borne by holders of our common stock and not by the holders of Preferred Stock prior to any conversion of such Preferred Stock to common stock. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever the Prospectus Supplement contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay fees or expenses, the Company will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses if you become a common stockholder of the Company. However, you will not be required to deliver any money or otherwise bear personal liability or responsibility for such fees or expenses. Amounts are for the current fiscal year after giving effect to the anticipated net proceeds of the offering, assuming that we incur the estimated offering expenses.

Other Expenses, Note [Text Block]	“Other expenses” are based on estimated amounts for the current fiscal year. The amount shown above represents annualized expenses during our three months ended September 30, 2024 representing all of our estimated recurring operating expenses (except fees and expenses reported in other items of this table) that are deducted from our operating income and reflected as expenses in our Statement of Operations. The estimate of our overhead expenses, including payments under an administration agreement with Prospect Administration, or the Administration Agreement is based on our projected allocable portion of overhead and other expenses incurred by Prospect Administration in performing its obligations under the Administration Agreement. See “Business-Management Services-Administration Agreement” in the applicable prospectus.
Management Fee not based on Net Assets, Note [Text Block]	Our base management fee is 2% of our gross assets (which include any amount borrowed, i.e., total assets without deduction for any liabilities, including any borrowed amounts for non-investment purposes, for which purpose we have not and have no intention of borrowing). Although no plans are in place to borrow the full amount under our line of credit, assuming that we borrowed $2.1 billion, the 2% management fee of gross assets equals approximately 5.55% of net assets.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS

Illustration of Impact of Leverage.

The following tables illustrate the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of interest expense. The calculations in the tables below are hypothetical and actual returns may be higher or lower than those appearing below.

The below calculation assumes (i) $8.0 billion in total assets, (ii) an average cost of funds of 5.64% (including preferred dividend payments), (iii) $2.3 billion in debt outstanding, (iv) $0.7 billion in liquidation preference of preferred stock paying a 5.50% annual dividend outstanding, (v) $0.7 billion in liquidation preference of preferred stock paying a 6.50% annual dividend outstanding, (vi) $0.13 billion in liquidation preference of preferred stock paying a 5.35% annual dividend outstanding, (vii) $0.2 billion in liquidation preference of the Floating Rate Shares outstanding, (viii) $0.5 billion in liquidation preference of preferred stock paying a 7.50% annual dividend outstanding and (ix) $3.5 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	(30.1)%	(18.7)%	(7.3)%	4.2%	15.6%

(1) Assumes no conversion of preferred stock to common stock.

The below calculation assumes (i) $8.0 billion in total assets, (ii) an average cost of funds of 5.48% (including preferred dividend payments), (iii) $2.3 billion in debt outstanding, (iv) $0.13 billion in liquidation preference of preferred stock paying a 5.35% annual dividend outstanding, (v) $0.2 billion in liquidation preference of the Floating Rate Shares outstanding, (vi) $0.5 billion in liquidation preference of preferred stock paying a 7.50% annual dividend outstanding and (vii) $4.9 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(2)	(19.3)%	(11.3)%	(3.3)%	4.7%	12.7%

(2) Assumes the conversion of $1.4 billion in preferred stock at a conversion rate based on the 5-day VWAP of our common stock on December 24, 2024, which was $4.25, and a Holder Optional Conversion Fee (as defined in the Prospectus Supplement relating to the applicable offering) of 9.00% of the maximum public offering price disclosed within the applicable prospectus supplements for shares of preferred stock which are subject to such Holder Optional Conversion Fee. The actual 5-day VWAP of our common stock on a Holder Conversion Exercise Date may be more or less than $4.25, which may result in more or less shares of common stock issued.

The assumed portfolio return is required by regulation of the SEC and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table.

Effects of Leverage [Text Block]
Illustration of Impact of Leverage.

The following tables illustrate the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of interest expense. The calculations in the tables below are hypothetical and actual returns may be higher or lower than those appearing below.
The below calculation assumes (i) $8.0 billion in total assets, (ii) an average cost of funds of 5.64% (including preferred dividend payments), (iii) $2.3 billion in debt outstanding, (iv) $0.7 billion in liquidation preference of preferred stock paying a 5.50% annual dividend outstanding, (v) $0.7 billion in liquidation preference of preferred stock paying a 6.50% annual dividend outstanding, (vi) $0.13 billion in liquidation preference of preferred stock paying a 5.35% annual dividend outstanding, (vii) $0.2 billion in liquidation preference of the Floating Rate Shares outstanding, (viii) $0.5 billion in liquidation preference of preferred stock paying a 7.50% annual dividend outstanding and (ix) $3.5 billion of common stockholders’ equity.
Effects of Leverage [Table Text Block]

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	(30.1)%	(18.7)%	(7.3)%	4.2%	15.6%

(1) Assumes no conversion of preferred stock to common stock.

The below calculation assumes (i) $8.0 billion in total assets, (ii) an average cost of funds of 5.48% (including preferred dividend payments), (iii) $2.3 billion in debt outstanding, (iv) $0.13 billion in liquidation preference of preferred stock paying a 5.35% annual dividend outstanding, (v) $0.2 billion in liquidation preference of the Floating Rate Shares outstanding, (vi) $0.5 billion in liquidation preference of preferred stock paying a 7.50% annual dividend outstanding and (vii) $4.9 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(2)	(19.3)%	(11.3)%	(3.3)%	4.7%	12.7%

(2) Assumes the conversion of $1.4 billion in preferred stock at a conversion rate based on the 5-day VWAP of our common stock on December 24, 2024, which was $4.25, and a Holder Optional Conversion Fee (as defined in the Prospectus Supplement relating to the applicable offering) of 9.00% of the maximum public offering price disclosed within the applicable prospectus supplements for shares of preferred stock which are subject to such Holder Optional Conversion Fee. The actual 5-day VWAP of our common stock on a Holder Conversion Exercise Date may be more or less than $4.25, which may result in more or less shares of common stock issued.

Return at Minus Ten [Percent]	(30.10%)
Return at Minus Five [Percent]	(18.70%)
Return at Zero [Percent]	(7.30%)
Return at Plus Five [Percent]	4.20%
Return at Plus Ten [Percent]	15.60%
Effects of Leverage, Purpose [Text Block]
The assumed portfolio return is required by regulation of the SEC and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table.

Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
OFFERING OF ADDITIONAL SERIES OF PREFERRED STOCK

The Company has expanded its offering of up to 90,000,000 shares, par value $0.001 per share, of preferred stock, with a $2,250,000,000 aggregate liquidation preference, to include two new series of Preferred Stock: 7.50% Series A5 Preferred Stock (the “Series A5 Shares”) and 7.50% Series M5 Preferred Stock (the “Series M5 Shares”). The maximum aggregate liquidation preference of Preferred Stock offered pursuant to the Prospectus Supplement remains unchanged.

The Company is no longer offering the Floating Rate Series A4 Preferred Stock (the “Series A4 Shares”) and Floating Rate Series M4 Preferred Stock (the “Series M4 Shares,” and together with the Series A4 Shares, the “Floating Rate Shares”) to all investors. The Floating Rate Shares are no longer offered under the Prospectus Supplement and no purchase orders for the Floating Rate Shares will be accepted. For existing shareholders in the Floating Rate Shares, business will continue to be conducted as usual, except that existing shareholders do not have the option of purchasing additional Floating Rate Shares. However, existing shareholders of Floating Rate Shares may continue to receive Floating Rate Shares pursuant to the Preferred Stock Dividend Reinvestment Plan.

The Company reserves the right to recommence the offering of the 5.50% Series A1 Preferred Stock (the “Series A1 Shares”), 6.50% Series A3 Preferred Stock (the “Series A3 Shares”), 5.50% Series M1 Preferred Stock (the “Series M1 Shares”), 5.50% Series M2 Preferred Stock (the “Series M2 Shares”), 6.50% Series M3 Preferred Stock (the “Series M3 Shares,” and together with the Series A1 Shares, Series A3 Shares, Series M1 Shares and Series M2 Shares, the “Convertible Preferred Shares”), and Floating Rate Shares to investors in the future. Except as described in this supplement and previous supplements, all other information regarding the Convertible Preferred Shares and Floating Rate Shares described in the Prospectus Supplement remains unchanged.

Except as to the dividend rate and certain terms and conditions of redemption set forth below, the Series A5 Shares are identical to the Series A4 Shares in all respects and have all of the same preferences, rights, voting powers, restrictions and limitations as to dividends and other distributions, qualifications and other terms and conditions of redemption set forth in the Prospectus Supplement as the Series A4 Shares. Since the Series A5 Shares will have a fixed dividend rate, such shares will not be subject to the floating rate risks discussed in the Prospectus Supplement, but will be subject to the risks discussed in the Prospectus Supplement that relate to income securities that carry a fixed dividend or interest rate.

Except as to the dividend rate and certain terms and conditions of redemption set forth below, the Series M5 Shares are identical to the Series M4 Shares in all respects and have all of the same preferences, rights, voting powers, restrictions and limitations as to dividends and other distributions, qualifications and other terms and conditions of redemption set forth in the Prospectus Supplement as the Series M4 Shares. Since the Series M5 Shares will have a fixed dividend rate, such shares will not be subject to the floating rate risks discussed in the Prospectus Supplement, but will be subject to the risks discussed in the Prospectus Supplement that relate to income securities that carry a fixed dividend or interest rate.

All other terms and information related to the offering remain unchanged.
DESCRIPTION OF THE PREFERRED STOCK

Our authorized capital stock consists of 2,000,000,000 shares of stock, par value $0.001 per share, consisting of 1,152,100,000 classified as common stock, par value $0.001 per share, and 847,900,000 of preferred stock, par value $0.001 per share, of which 80,000,000 have been classified and designated as Series A1 Shares, 80,000,000 have been classified and designated as Series A3 Shares, 90,000,000 have been classified and designated as Series A4 Shares, 90,000,000 have been classified and designated as Series A5 Shares, 80,000,000 have been classified and designated as Series M1 Shares, 80,000,000 have been classified and designated as Series M2 Shares, 80,000,000 have been classified and designated as Series M3 Shares, 90,000,000 have been classified and designated as Series M4 Shares, and 90,000,000 have been classified and designated as Series M5 Shares. The Preferred Stock will continue to be issued in any combination of the multiple series of Preferred Stock, as set forth in the Prospectus Supplement; however as disclosed in this supplement and the Supplement No. 1 to the Prospectus Supplement dated September 6, 2024, the Company is no longer offering the Convertible Preferred Shares and Floating Rate Shares and, as a result, any additional Preferred Stock offered hereunder will be only in any combination of Series A5 Shares and Series M5 Shares.

The Convertible Preferred Shares and Floating Rate Shares, each subject to recommencement, and the Series A5 Shares and Series M5 Shares will be sold at each bi-weekly closing pursuant to this offering. We are offering only the Convertible Preferred Shares and Floating Rate Shares, each subject to recommencement, and the Series A5 Shares and Series M5 Shares by the Prospectus Supplement. If, in the future, we offer any additional series of preferred stock, the dividend rate, fees and expenses of such future series may vary from those of the other series of preferred shares offered by the Prospectus Supplement and such future series will be offered under a revised or a separate prospectus supplement.

The holders of shares of Series A5 Shares and Series M5 Shares are entitled to receive, when, as and if authorized by the Board and declared by us out of legally available funds, cumulative cash dividends on each share of such series of Preferred Stock at an annual rate of 7.50% per annum of the Stated Value for each share of Series A5 Shares and Series M5 Shares, computed on the basis of a 360-day year consisting of twelve 30-day months. Dividends on the Preferred Stock are payable in cash or in additional shares of Preferred Stock pursuant to the terms of any dividend reinvestment plan we may adopt for the Preferred Stock.

The aggregate amount of Holder Optional Redemptions by the holders of Series A5 Shares and Series M5 Shares will be subject to the following redemption limits: (i) no more than 2% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per calendar month; (ii) no more than 5% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per fiscal quarter; and (iii) no more than 20% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per Annual Redemption Period; plus, for each redemption limit set forth above in clauses (i) through (iii) of this paragraph, an amount of such Series A5 Shares and Series M5 Shares equal to the lowest excess, if any, between the corresponding applicable 2% / 5% / 20% redemption limits for the Series A4 Shares and Series M4 Shares as set forth in the terms of the Series A4 Shares and Series M4 Shares and the respective amounts requested for the Series A4 Shares and Series M4 Shares on a Holder Redemption Deadline for the Series A4 Shares and Series M4 Shares. An Annual Redemption Period means our then current fiscal quarter and the three fiscal quarters immediately preceding our then current fiscal quarter.

Additionally, we have covenanted to waive the applicable 2% / 5% / 20% redemption limits for the Series A4 Shares and Series M4 Shares as set forth in the terms of the Series A4 Shares and Series M4 Shares such that holders of the Series A4 Shares and Series M4 Shares may, in addition to the amount of Series A4 Shares and Series M4 Shares such holders are entitled to redeem pursuant to the terms of the Series A4 Shares and Series M4 Shares, also redeem an amount of such Series A4 Shares and Series M4 Shares equal to the lowest excess, if any, between the corresponding applicable 2% / 5% / 20% redemption limits for the Series A5 Shares and Series M5 Shares as set forth in the terms of the Series A5 Shares and Series M5 Shares and the respective amounts requested for the Series A5 Shares and Series M5 Shares on a Holder Redemption Deadline for the Series A5 Shares and Series M5 Shares.
Other than with respect to the dividend rate and certain terms and conditions of redemption as set forth above, the Series A4 Shares are identical to the Series A5 Shares, as described in the Prospectus Supplement under the heading “Description of the Preferred Stock”, and the Series M4 Shares are identical to the Series M5 Shares, as described in the Prospectus Supplement under the heading “Description of the Preferred Stock”.
Series A1 Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series A1 Shares
Series A3 Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series A3 Shares
Series A4 Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series A4 Shares
Series A5 Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series A5 Shares
Series M1 Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series M1 Shares
Series M2 Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series M2 Shares
Series M3 Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series M3 Shares
Series M4 Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series M4 Shares
Series M5 Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series M5 Shares
A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	10.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Annual Expenses [Abstract]
Expense Example, Year 01	240
Expense Example, Years 1 to 3	510
Expense Example, Years 1 to 5	715
Expense Example, Years 1 to 10	$ 1,036
M Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Annual Expenses [Abstract]
Expense Example, Year 01	203
Expense Example, Years 1 to 3	486
Expense Example, Years 1 to 5	701
Expense Example, Years 1 to 10	$ 1,038